NATIXIS
ETFs
Supplement dated June 10, 2021 to the Natixis
ETFs
 Prospectus and Summary Prospectuses, each dated
May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
NATIXIS VAUGHAN NELSON MID CAP ETF
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($1.5 billion) from 0.80% to 0.75%, and to reduce the fee rate on assets above $1.5 billion from 0.75% to 0.70%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.85% of the Fund’s average daily net assets, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees 1	0.75%
Distribution and/or service (12b-1) fees	0.00%
Other expenses 2	1.65%
Total annual fund operating expenses	2.40%
Fee waiver and/or expense reimbursement 3	1.55%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.85%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses are estimated for the current fiscal year.
3
Natixis Advisors, L.P. (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.85% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) the Fund’s current applicable expense limitation ratio. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be (based on estimated Fund expenses):

If shares are redeemed:
	1 year	3 years
ETF	$87	$299
NATIXIS VAUGHAN NELSON SELECT ETF
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.75% to 0.70%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.80% of the Fund’s average daily net assets, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees 1	0.70%
Distribution and/or service (12b-1) fees	0.00%
Other expenses 2	1.24%
Total annual fund operating expenses	1.94%

Fee waiver and/or expense reimbursement 3	1.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses are estimated for the current fiscal year.
3
Natixis Advisors, L.P. (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.80% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) the Fund’s current applicable expense limitation ratio. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be (based on estimated Fund expenses):

If shares are redeemed:
	1 year	3 years
ETF	$82	$276

NATIXIS
ETFs
Supplement dated June
10
, 2021 to the Natixis
ETF
s
 Statement of Additional Information, dated May 1,
2021, as may be revised or supplemented from time to time
NATIXIS VAUGHAN NELSON MID CAP ETF
NATIXIS VAUGHAN NELSON SELECT ETF
(the “Funds”)
Effective July 1, 2021, the Funds’ Board of Trustees approved a proposal to reduce the management fee on assets below the first breakpoint (first $1.5 billion) from 0.80% to 0.75% and from 0.75% to 0.70% above the second breakpoint (amounts in excess of $1.5 billion) for the Natixis Vaughan Nelson Mid Cap ETF and from 0.75% to 0.70% for the Natixis Vaughan Nelson Select ETF. The table regarding advisory fee rates within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is hereby restated as follows:

Fund	Date of Agreement	Advisory fee payable by Fund (as a % of average daily net assets of the Fund)
Natixis Vaughan Nelson Mid Cap ETF	September 17, 2020, as amended July 1, 2021	0.75 0.70	% %	of the first $1.5 billion of the amounts in excess of $1.5 billion
Natixis Vaughan Nelson Select ETF	September 17, 2020, as amended July 1, 2021	0.70%
Effective July 1, 2021, Natixis Advisors, L.P. has given a binding contractual undertaking to the Funds to limit the amount of the Funds’ total annual fund operating expenses (exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.85% of the Natixis Vaughan Nelson Mid Cap ETF’s average daily net assets and to 0.80% of the Natixis Vaughan Nelson Select ETF’s average daily net assets. The undertakings are in effect through April 30, 2024. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Funds as follows:

Fund	Expense Limit	Date of Undertaking
Natixis Vaughan Nelson Mid Cap ETF 3	0.85%	July 1, 2021
Natixis Vaughan Nelson Select ETF 3	0.80%	July 1, 2021

3	Natixis Advisors and Vaughan Nelson Investment Management, L.P. have agreed to bear the waiver/reimbursement jointly on a pro rata basis relative to their advisory and subadvisory fees, respectively.

Effective July 1, 2021, Vaughan Nelson Investment Management, L.P. (‘Vaughan Nelson”) has revised the breakpoint schedule to the subadvisory agreement of the Funds. Accordingly, the table in the sub-section
“Subadvisory Fees” within the section “Fund Charges and Expenses” is revised as follows with regard to the Funds.

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Segment)
Natixis Vaughan Nelson Mid Cap ETF	Vaughan Nelson	September 17, 2020, as amended July 1, 2021	0.47% 0.44%	of the first $1.5 billion thereafter
Natixis Vaughan Nelson Select ETF	Vaughan Nelson	September 17, 2020, as amended July 1, 2021	0.47%